Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41416
Entity Registrant Name	FORAFRIC GLOBAL PLC
Entity Central Index Key	0001903870
Entity Incorporation, State or Country Code	J1
Entity Address, Address Line One	Unit 5.3, Madison Building
Entity Address, City or Town	Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	26,917,597
Contact Personnel Email Address	kassari@forafric.ma
ICFR Auditor Attestation Flag	false
Document fin stmt error correction flag	false
Auditor Firm ID	1195
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Forafric Global PLC (the “Company”), as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive loss, changes in stockholders’ equity and cash flows for the years ended December 31, 2025, 2024 and 2023 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the consolidated results of its operations and its cash flows for the years ended December 31, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	UHY LLP
Auditor Location	Melville, New York
Ordinary Shares, par value $0.001
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.001
Trading Symbol	AFRI
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	AFRIW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 5.3, Madison Building
Entity Address, City or Town	Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
City Area Code	+011
Local Phone Number	350 20072505
Contact Personnel Name	Khalid Assari
Contact Personnel Email Address	kassari@forafric.ma